Bridge Builder Municipal Bond Fund
Bridge Builder Municipal Bond Fund
Investment Objective
The investment objective of the Bridge Builder Municipal Bond Fund (the “Fund”) is to provide current income exempt from federal tax, with a secondary goal of preservation of investment principal.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Bridge Builder Municipal Bond Fund Bridge Builder Municipal Bond Fund
Management Fees	0.36%	[1]
Distribution and Service (12b-1) Fees	none
Other Expenses	0.05%	[2]
Total Annual Fund Operating Expenses	0.41%
Less Waivers	(0.19%)	[1]
Net Annual Fund Operating Expenses	0.22%
[1]	Olive Street Investment Advisers, LLC (the "Adviser") has contractually agreed, until at least October 28, 2018, to waive its management fees to the extent management fees to be paid to the Adviser exceed the management fees the Fund is required to pay the Fund's Sub-advisers. This contractual agreement may only be changed or eliminated before October 28, 2018 with the approval of the Board of Trustees. Such waivers are not subject to reimbursement by the Fund.
[2]	Other Expenses include acquired fund fees and expenses less than 0.01%.

Example
The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Adviser’s agreement to waive management fees until October 28, 2018).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Bridge Builder Municipal Bond Fund | Bridge Builder Municipal Bond Fund | USD ($)	23	112	211	499

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in municipal securities of any maturity or duration whose interest is exempt from federal income tax. Municipal securities include debt obligations issued by or on behalf of a state or local entity or other qualifying issuer that pay interest that is, in the opinion of bond counsel to the issuer, generally excludable from gross income for federal income tax purposes (except that the interest may be includable in taxable income for purposes of the federal alternative minimum tax (“Federal AMT”)). Municipal securities may be obligations of a variety of issuers, including state or local entities or other qualifying issuers. Issuers may be states, territories, and possessions of the United States and the District of Columbia and their political subdivisions, agencies, and instrumentalities.

The Fund invests in bonds subject to the Federal AMT and in municipal securities financing similar projects, such as those relating to education, health care, and transportation. The Fund invests in municipal securities rated below investment grade, also known as “junk bonds,” or in unrated municipal securities that a Sub-adviser believes are of comparable quality. Investment grade securities are those securities that are rated at or above Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), BBB- by Standard & Poor’s Corporation (“S&P”), or an equivalent rating by another nationally recognized securities rating organization (“NRSRO”), or securities that are unrated but deemed by the Sub-adviser to be comparable in quality to instruments that are so rated. The Fund also invests in U.S. Treasury futures and may buy or sell futures to hedge exposure to risk factors, for speculative purposes or as a substitute for investing in conventional fixed income securities. In addition, the Fund may invest in privately issued securities (e.g., Rule 144A securities) and other investment companies, including open-end or closed-end investment companies and exchange-traded funds (“ETFs”) that have characteristics that are consistent with the Fund’s investment objective.

The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple Sub-advisers that will be retained by the Adviser (each a “Sub-adviser”). Each Sub-adviser may use both its own proprietary and external research and securities selection processes to manage its allocated portion of the Fund’s assets.

Portfolio securities may be sold at any time. Sales may occur when a Sub-adviser determines to take advantage of what a Sub-adviser considers to be a better investment opportunity, or when a Sub-adviser believes the portfolio securities no longer represent relatively attractive investment opportunities. A Sub-adviser may also sell portfolio securities because of deterioration in the credit fundamentals of the issuer or to readjust the duration or asset allocation of the Fund’s investment portfolio.

The Adviser is responsible for determining the amount of Fund assets allocated to each Sub-adviser. The Adviser currently intends to allocate Fund assets to the following Sub-advisers: FIAM LLC ("FIAM"), T. Rowe Price Associates, Inc. (“T. Rowe Price”), and Wells Capital Management, Inc. (“WellsCap”). The Adviser may adjust allocations to the Sub-advisers at any time or make recommendations to the Board of Trustees with respect to the hiring, termination, or replacement of a Sub-adviser. Below is a summary of each Sub-adviser’s principal investment strategies.

FIAM’S Principal Investment Strategies

FIAM uses a proprietary customized municipal bond index as a guide in structuring and selecting its investments for its allocated portion of the Fund's assets. This index is a market value-weighted index of short to intermediate investment-grade fixed-rate municipal bonds. FIAM considers a variety of factors when selecting investments, including the credit quality of issuers, security-specific features, current valuations relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuations. In managing the portfolio’s exposure to various risks, including interest rate risk, FIAM also considers the market's overall risk characteristics, current pricing of those risks, and internal views of potential future market conditions.

T. Rowe Price’s Principal Investment Strategies

T. Rowe Price’s active investment management approach emphasizes the value of in-depth fundamental credit research, diversification and risk management practices. By using fundamental research, T. Rowe Price seeks to add value through sector weights (emphasizing higher yielding revenue bonds at the expense of state and local general obligation debt) and issue selection over a full market cycle. The goal of this approach is to build a yield advantage into the portfolio while still taking a risk-conscious approach. Risk management includes managing duration to typically remain within a 90-110% range of the portfolio’s respective benchmark, while also focusing on striking a balance between (i) having conviction (and an overweight allocation) in certain sectors and (ii) not being disproportionately dependent on any one sector or portfolio exposure. T. Rowe Price will invest in investment grade bonds, as well as below investment grade bonds.

WellsCap’s Principal Investment Strategies

WellsCap starts its investment process with a top-down, macroeconomic outlook to determine the duration and yield curve positioning as well as industry, sector and credit quality allocations of its allocated portion of the Fund's assets. Macroeconomic factors considered may include the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with its top-down macroeconomic approach, WellsCap conducts intensive research on individual issuers to uncover solid investment opportunities, especially looking for fixed income securities whose quality may be improving. WellsCap’s security selection is based on several factors including improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends, and value relative to other securities.

Principal Risks
Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares varies as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You may lose money by investing in the Fund. The principal risks affecting the Fund that can cause a decline in value are:

●	Active Management Risk. The Fund is actively managed with discretion and may underperform market indices or other mutual funds with similar investment objectives.

●
Counterparty Risk.  When the Fund enters into an investment contract, such as a derivative or a repurchase agreement, the Fund is exposed to the risk that the other party may be unable or unwilling to fulfill its obligations, which could adversely impact the value of the Fund.

●
Credit Risk. Credit risk is the risk that the issuer of a bond will fail to make payments when due or default completely. If the issuer of the bond experiences an actual or anticipated deterioration in credit quality, the price of the bond may be negatively impacted. The degree of credit risk depends on the financial condition of the issuer and the terms of the bond.

●
Derivatives Risk. An investment in derivatives (such as futures contracts) may not perform as anticipated by the Sub-advisers, may not be able to be closed out at a favorable time or price, or may increase the Fund’s volatility. Derivatives may create investment leverage so that when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment, or when used for hedging purposes, the derivative may not provide the anticipated protection, causing the Fund to lose money on both the derivative and the exposure the Fund sought to hedge. Increases and decreases in the value of the Fund’s portfolio may be magnified when the Fund uses leverage. Derivatives are also subject to correlation risk, which is the risk that changes in the value of the derivative instrument may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of derivatives is also subject to market risk and liquidity risk, each of which is described below.

●
High Yield Securities Risk. High yield, or “junk,” securities involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of these securities is speculative. High-yield securities also may be less liquid than higher quality investments.

●
Interest Rate Risk. The value of fixed income securities may decline because of increases in interest rates. The value of a fixed income security with greater duration will be more sensitive to changes in interest rates than a similar security with shorter duration. Duration is a measure of the sensitivity of the price of a fixed income security (or a portfolio of fixed income securities) to changes in interest rates. The prices of fixed income securities with shorter duration generally will be less affected by changes in interest rates than the prices of fixed income securities with greater duration. For example, a 5-year duration means the fixed income security is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1% holding other factors constant. The Fund’s level of interest rate risk may be greater because the Federal Reserve has begun to raise interest rates after a prolonged period of historically low interest rates. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation indexed bonds may experience greater losses than other fixed income securities with similar durations.

●
Investment Company and Exchange-Traded Fund Risk. An investment company, including an ETF, in which the Fund invests may not achieve its investment objective or execute its investment strategies effectively. Large purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares. The Fund must also pay its pro rata portion of an investment company’s fees and expenses.

●
Investment Strategy Risk. There is no assurance the Fund’s investment objective will be achieved. Investment decisions may not produce the expected results. The value of the Fund may decline, and the Fund may underperform other funds with similar objectives or strategies.

●
Liquidity Risk. Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit the Fund's ability to value securities, or prevent the Fund from selling securities or closing derivative positions at desirable times or prices.

●
Market Risk. The overall market may perform poorly or the returns from the securities in which the Fund invests may underperform returns from the general securities markets, a particular securities market, or other types of investments.  A variety of factors can influence underperformance, including regulatory events, inflation, interest rates, terrorism, and natural disasters.

●
Multi-Manager and Multi-Style Management Risk.   The Fund allocates its assets to multiple sub-advisers believed to have complementary styles. These investment styles, at times, may not be complementary and could result in more exposure to certain types of securities. Because portions of the Fund’s assets are managed by different Sub-advisers using different styles, the Fund could engage in overlapping or conflicting securities transactions. Overlapping transactions could lead to multiple Sub- advisers purchasing the same or similar securities at the same time, potentially leading to the Fund holding a more concentrated position in these securities. Conversely, certain Sub-advisers may be purchasing securities at the same time other Sub-advisers may be selling those same securities, which may lead to higher transaction expenses compared to the Fund using a single investment management style.

●
Municipal Housing Revenue Bond Risk. Borrowers may default on the obligations that underlie investments in municipal housing revenue bonds. Such an impairment of the value of the collateral underlying a security in which the Fund invests may result in a reduction in the value of the security itself. The structure of some of these securities may be complex and there may be less available information than other types of municipal securities.

●
Municipal Securities Risk. The value of the Fund’s investments in municipal securities may be adversely affected by unfavorable legislative or political developments and economic developments that impact the financial condition of municipal issuers. For example, a credit rating downgrade, bond default, or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Additionally, the relative amount of publicly available information about the financial condition of municipal securities issuers is generally less than that for corporate securities.

●
Prepayment and Extension Risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations.

●
Private Activity Bonds Risk. Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond and the issuing authority does not pledge its full faith, credit, and taxing power for repayment. The private enterprise can have a substantially different credit profile than the municipality or public authority. The Fund’s investments in private activity bonds may subject certain shareholders to the Federal AMT.

●
Privately Issued Securities Risk. Investment in privately issued securities (e.g., Rule 144A securities) may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, companies with securities that are not publicly traded are not subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

●
Redemption Risk. The Fund may experience losses when selling securities to meet redemption requests. This risk is greater for redemption requests for a greater number of shares or redemption requests during adverse market conditions.

●
Regulatory and Judicial Risk. The regulation of security transactions in the United States is a rapidly changing area of law. Securities markets are subject to legislative, regulatory, and judicial actions which could have a substantial adverse effect on the Fund's performance.

●
Reinvestment Risk. Cash flows from fixed income securities are generally reinvested at current market rates. A decline in market rates may result in less attractive reinvestment opportunities and affect the Fund’s ability to meet its investment objective.

●
Tax Risk. The Fund will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bond obligations and payments under tax-exempt derivative securities. Neither the Fund nor its Adviser or Sub-advisers will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.

●
U.S. Government Securities Risk. U.S. government obligations are affected by changes or expected changes in interest rates, among other things. While U.S. Treasury obligations are backed by the full faith and credit of the U.S. government, they are still subject to credit risk. Securities issued or guaranteed by federal agencies or authorities or U.S. government sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. Moreover, some securities are neither insured nor guaranteed by the U.S. government. The U.S. Department of the Treasury has the authority to provide financial support to certain of these debt obligations, but no assurance can be given that the U.S. government will do so.

Performance
The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s year-to-year performance and its performance for one year and since inception compared to that of a broad measure of market performance. The performance information shown here reflects only Fund performance and does not reflect annual program or administrative fees you may be charged for participating in Edward Jones Advisory Solutions® (“Advisory Solutions”). See the Fund’s website www.bridgebuildermutualfunds.com for updated performance information. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Year-by-Year Total Returns Calendar Year Ended December 31

Quarterly Returns
Highest (quarter ended June 30, 2016)	2.08%
Lowest (quarter ended December 31, 2016)	-3.32%

The performance information shown above is based on a calendar year. The Fund’s performance (before taxes) from 1/1/17 to 9/30/17 was 4.36%.

Average Annual Total Return as of December 31, 2016
Average Annual Returns - Bridge Builder Municipal Bond Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Bridge Builder Municipal Bond Fund	Return Before Taxes	0.03%	1.50%	Sep. 14, 2015
After Taxes on Distributions | Bridge Builder Municipal Bond Fund	Return After Taxes on Distributions	(0.02%)	1.43%
After Taxes on Distributions and Sale of Fund Shares | Bridge Builder Municipal Bond Fund	Return After Taxes on Distributions and Sale of Fund Shares	0.82%	1.58%
Bloomberg Barclays Municipal 1-15 Year Index (reflects no deduction for fees, expenses or taxes)	Bloomberg Barclays Municipal 1-15 Year Index (reflects no deduction for fees, expenses or taxes)	0.01%	1.51%	Sep. 14, 2015

The Bloomberg Barclays Municipal 1-15 Year Index is a subset of the Bloomberg Barclays Municipal Bond Index covering only maturities between 1 and 17 years. The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of tax-exempt bonds with maturities greater than one year and a minimum credit rating of Baa.  Index returns reflect the change in value, principal payments and interest of bonds in the index. The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike a mutual fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.